SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Furniture and Fixtures
Estimated useful lives	3 – 10	3-10
Buildings
Estimated useful lives	39	39
Machinery and Equipment
Estimated useful lives	7 – 10	7-10
Vehicles
Estimated useful lives	10	10